Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories
	December 31, 2016	December 31, 2017
Lubricants	$6,629	$7,604
Bunkers	7,905	11,741
Total	$14,534	$19,345